Taxation (Details) - Schedule of Income Tax Expenses and the Net Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Income Tax Expenses And The Net Loss Per Share Abstract
Increase in income tax expenses (in Dollars)			$ 4,952
Basic net loss per share effect			$ 0.12
Diluted net loss per share effect			$ 0.12